Share Capital (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨) shares		Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 INR (₨) shares		Mar. 31, 2018 INR (₨) shares	Mar. 31, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Authorized share capital		240,000,000			240,000,000			240,000,000
Amount of shares authorised | ₨		₨ 1,200			₨ 1,200
Fully Paid Up Share Capital
Opening number of equity shares/share capital | ₨		830			830
Increase (decrease) through exercise of options, equity | ₨		11			0		₨ 1
Closing number of equity shares/share capital		₨ 831		$ 11	₨ 830		₨ 830
Opening number of equity shares/share capital		166,065,948		166,065,948	165,910,907
Add: Equity shares issued pursuant to employee stock option plan		106,134		106,134	155,041
Closing number of equity shares/share capital		166,172,082		166,172,082	166,065,948		165,910,907
Number Of Treasury Shares Issued	[1]	395,950		395,950	217,976
Treasury shares		₨ 1,006	[1]		₨ 535	[1]		$ 13

[1]	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees upon exercise of stock options thereunder. During the year ended March 31, 2020, an aggregate of 1,150 equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. All of the options exercised had an exercise price of Rs.2,607 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “share premium” in the consolidated statements of changes in equity.In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “share premium”. As at March 31, 2020 and 2019, the ESOS Trust had outstanding 395,950 and 217,976 shares, respectively, which it purchased from the secondary market for an aggregate consideration of Rs.1,006 and Rs.535, respectively. Refer to Note 28 of these financial statements for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.